MET INVESTORS SERIES TRUST

METROPOLITAN SERIES FUND

SUPPLEMENT DATED JUNE 28, 2013

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2013

BLACKROCK DIVERSIFIED PORTFOLIO

BLACKROCK LARGE CAP CORE PORTFOLIO

BLACKROCK LARGE CAP VALUE PORTFOLIO

Effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to i) BlackRock Diversified Portfolio and BlackRock Large Cap Value Portfolio, series of Metropolitan Series Fund, and ii) BlackRock Large Cap Core Portfolio, a series of Met Investors Series Trust, is amended to delete all references to Chris Leavy.